Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis (Detail)				12 Months Ended
	Jul. 20, 2018	Jan. 01, 2018	Jul. 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Forfeited				0	0	0
E S O P equity settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance		251,302		251,302
Number of shares, Granted	260,133	26,946	262,069	287,079	262,069
Number of shares, Forfeited				(35,091)	(10,767)
Number of shares, Exercised				(57,889)
Number of shares, Expired				0	0
Number of shares, Ending balance				445,401	251,302
Number of shares, Exercisable				5,275
E S O P cash settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance		533,502		533,502
Number of shares, Granted	543,733	58,660	567,056	602,393	567,056
Number of shares, Forfeited				(101,430)	(33,554)
Number of shares, Exercised				(143,841)
Number of shares, Expired				0	0
Number of shares, Ending balance				890,624	533,502
Number of shares, Exercisable				2,373